FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of carrying value and fair value of assets and liabilities
Fair value gains (losses) on financial assets reclassified out of fair value through other comprehensive income recognized in fair value through profit and loss	$ 29	$ 20
Cash included in cash and cash equivalents	10,900	10,500
Short-term deposits, classified as cash equivalents	5,400	4,600
Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) on cash flow hedges, before tax	1,148	17
Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) on hedges of net investments in foreign operations, before tax	(2,946)	2,814
Unrealized Available-for-Sale Gain
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	253	418
Unrealized Available-for-Sale Loss
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	(271)	(66)
Assets held to hedge liabilities arising from financing activities [member] | Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	433	78
Elected for hedge accounting | Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	$ 1,200	$ 758